PROVISIONS	12 Months Ended
Dec. 31, 2017
Provisions [abstract]
PROVISIONS
NOTE 9   -       PROVISIONS

A.
In October 2013, the Company filed a claim with the Rishon Le'Zion Magistrate Court against the Israel Customs and VAT Department in the framework of which it demanded that the Court nullify the charge issued to the Company by the Central Customs House, which had argued that, for customs purposes, the Company did not include various costs that it had incurred in order to receive Kosher certification for the food products that it had imported over a seven-year period, thereby underpaying customs duties (in this paragraph, the "Charge Notice"). The Charge Notice requires the payment of total customs duties of approximately NIS 150 thousand (US Dollars 39 thousand). According to the estimate of legal advisers to the Company, there is a small likelihood of cancelling the notice and therefore partial provision was made in the financial statements as of December, 31 2014 in respect of the Charge Notice. In June 2014 and August 2015, a District Court denied appeals in similar cases by other food products companies. On December 2, 2015, the Supreme Court heard motions to appeal in the matter of inclusion of costs of kosher certification in the value of goods imported, for tax purposes, and denied the motions to appeal, and thus confirmed the judgments rendered by the District Courts. In light of the aforesaid, the chances that the Company's lawsuit will succeed was very low and the Company reached agreements with the Tax Authority that its lawsuit will be withdrawn without order for costs. The Company recognized expenditures with respect to the costs of kosher certification in the sum of approximately NIS 0.6 million in the financial statement as of December, 31 2015.  During the first quarter of 2016, the Company paid the entire shortfall amount including interest, linkage and VAT, in the sum of approximately NIS 0.8 million.

B.
On November 14, 2016, Green Cola Hellas S.A. (in this section - the “Plaintiff”) filed a claim against Company in the Magistrates Court of Kfar Saba as a summary proceeding. The claim alleges breach of contract by Company, in that, according to the Plaintiff, Company failed to pay consideration for products provided to it by the Plaintiff. The sum of the claim is for NIS 201,025. On 12.06.2017, court gave effect to a compromise settlement reached by the plaintiff and the Company as part of a mediation process, in which the Company paid the plaintiff an immaterial amount to dismiss the claim.

C.	For further information regarding legal claims provisions please see note 24m, 24o.